Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Secured line of credit from affiliates	$ 21,102	$ 21,519
Unsecured line of credit (senior)	35,213	31,786
Less deferred financing fees	150	235
Total	56,465
Long-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Purchase and sale agreements and other secured borrowings	20,359	21,196
Secured line of credit from affiliates	743	326
Unsecured line of credit (senior)	750	1,160
Other unsecured debt (senior subordinated)	1,812	1,094
Unsecured Notes through our public offering, gross	19,968	20,854
Other unsecured debt (subordinated)	11,707	8,006
Other unsecured debt (junior subordinated)	1,126	907
Less deferred financing fees	150	238
Total	$ 56,315	$ 53,305